ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	Feb. 17, 2023 $ / shares shares	Jul. 19, 2022 USD ($)	Jul. 19, 2022 CNY (¥)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CNY (¥)	May 25, 2021 USD ($)	May 25, 2021 CNY (¥)	Aug. 17, 2020	Feb. 02, 2017 USD ($)	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 12, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split	1 for 2 reverse stock split							one (1)-for-four (4) reverse stock.
Common stock, par value | $ / shares	$ 0.00001									$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares, outstanding | shares	24,999,834									24,999,834	24,999,834	24,999,834
Aixin Shangyan Hotel Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred						$ 1,160,000	¥ 7,598,887
Chengdu Aixintang Pharmacy Co Ltd [Member] | Equity Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, description of acquired entity				On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li.	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li.
Chengdu Aixintang Pharmacy Co Ltd [Member] | Pharmacies Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, description of acquired entity				On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity of Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li.	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity of Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li.
AiXintang Pharmacises [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred				$ 5,310,000	¥ 34,635,845
Yunnan Shengshengyuan Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred		$ 4,418,095	¥ 31,557,820
Business combination, adjusted		$ 116,802
Yunnan Shengshengyuan Technology Co Ltd [Member] | Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, description of acquired entity		On July 19, 2022, AiXin HK entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd, (“Yunnan Shengshengyuan”) and Yun Chen (together, the “Sellers”), the shareholders of Yunnan Runcangsheng Technology Company Ltd. (“Runcangsheng”). Yunnan Shengshengyuan owns in excess of 95% of the outstanding equity of Runcangsheng. The remaining equity interest is owned by Yun Chen.	On July 19, 2022, AiXin HK entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd, (“Yunnan Shengshengyuan”) and Yun Chen (together, the “Sellers”), the shareholders of Yunnan Runcangsheng Technology Company Ltd. (“Runcangsheng”). Yunnan Shengshengyuan owns in excess of 95% of the outstanding equity of Runcangsheng. The remaining equity interest is owned by Yun Chen.
China Concentric Capital Group [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage													71.00%
Equity Transfer Agreement [Member] | Aixin Shangyan Hotel Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage						100.00%	100.00%
China Concentric Capital Group [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock percentage									65.00%
Purchase price of common stock									$ 300,000